N-2	Feb. 01, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001837532
Amendment Flag	false
Securities Act File Number	814-01424
Document Type	8-K
Entity Registrant Name	Apollo Debt Solutions BDC
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On October 6, 2023 (the “Closing Date”), Merlin Funding LLC (“Merlin Funding”), a Delaware limited liability company and newly formed wholly-owned subsidiary of Apollo Debt Solutions BDC, a Delaware statutory trust (the “Company” or “us”), entered into a credit agreement (the “Merlin Funding Credit Agreement”), with Merlin Funding, as borrower, the Company, in its capacity as subordinated lender, the lenders from time to time parties thereto, Morgan Stanley Senior Funding, Inc., as administrative agent (in such capacity, the “Administrative Agent”) and as a lender, and Deutsche Bank National Trust Company, as collateral agent, account bank and collateral custodian. From time to time Merlin Funding expects to use amounts borrowed under the Merlin Funding Credit Agreement to acquire eligible assets from the secondary market, composed primarily of first priority broadly syndicated corporate loans, to ramp-up
a portfolio of assets to be pledged as collateral for a future collateralized loan obligation transaction (the “Merlin Funding Debt Securitization”), which is expected to be arranged by an affiliate of the Administrative Agent. The Company retains a residual interest in assets acquired by Merlin Funding through its
ownership of the limited liability company interests of Merlin Funding and its subordinated loans issued under the Merlin Funding Credit Agreement.
On February 1, 2024, Merlin Funding, as borrower, the Company, in its capacities as subordinated lender and warehouse collateral manager, and the Administrative Agent entered into a second amendment to the Merlin Funding Credit Agreement (the “Second Amendment to Merlin Funding Credit Agreement”). Pursuant to the Second Amendment to Merlin Funding Credit Agreement, the maximum principal amount which can be drawn upon by Merlin Funding subject to certain conditions in the Merlin Funding Credit Agreement, was increased from $120,000,000 to $187,500,000.

Long Term Debt, Title [Text Block]	Merlin Funding Credit Agreement
Long Term Debt, Principal	$ 187,500,000
Long Term Debt, Structuring [Text Block]
On February 1, 2024, Merlin Funding, as borrower, the Company, in its capacities as subordinated lender and warehouse collateral manager, and the Administrative Agent entered into a second amendment to the Merlin Funding Credit Agreement (the “Second Amendment to Merlin Funding Credit Agreement”). Pursuant to the Second Amendment to Merlin Funding Credit Agreement, the maximum principal amount which can be drawn upon by Merlin Funding subject to certain conditions in the Merlin Funding Credit Agreement, was increased from $120,000,000 to $187,500,000.